Fees and Expenses - NAA Allocation ETF	Nov. 03, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%
Distribution and/or Service (12b-1) Fee	None
Other Expenses(1)	0.16%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Operating Expenses(1)	1.13%
Expense Reduction/Reimbursement(3)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.01%

(1)	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3)	New Age Alpha Advisors, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.99% of the average daily net assets of the Fund through January 31, 2028 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement upon 60 days’ prior written notice. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years
$103	$347

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio. The portfolio turnover rate shown includes that of NAA Allocation Fund (the “Predecessor Fund”).

Portfolio Turnover, Rate	87.00%